Share Capital and Share Premium (Tables)	6 Months Ended
Jun. 30, 2020
Disclosure of classes of share capital [abstract]
Authorised share capital
	June 30,	December 31,
	2020	2019
Authorised share capital:
500,000,000 Common Shares of par value $0.004 each	2,000	2,000
100,000,000 Class B common shares of par value $0.001 each	100	100
100,000,000 Preferred shares of par value $0.001 each	100	100
Total authorised share capital	2,200	2,200

Common shares issued and fully paid
Common Shares issued and fully paid	Number of shares	Issued Share Capital
As at January 1, 2020	5,227,159	21
Issued during the period for share based compensation (Note 9)	21,740	-
Issuance of common stocks due conversion of loan (Note 8)	1,167,767	5
Issuance of new common stocks	85,830,000	343
As at June 30, 2020	92,246,666	369

Common Shares issued and fully paid	Number of shares	Issued Share Capital
As at January 1, 2019	3,209,327	13
Issued during the period for share based compensation (Note 9)	5,780	-
Issuance of common stocks due conversion of loan	1,132,191	4
As at June 30, 2019	4,347,298	17